Risk management_Details of loans and receivables pastdue and impaired net of allowance (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	₩ 2,654,027	[1]
AFS debt securities	13,229,244
HTM securities	16,749,296
Total	₩ 32,632,567
Description of rating agencies used	External Credit Assessment Institution (“ECAI”), Korea’s qualified external rating agency
AAA
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	₩ 1,685,099	[1]
AFS debt securities	9,897,689
HTM securities	15,806,327
Total	27,389,115
From AA minus to AA plus
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	722,923	[1]
AFS debt securities	2,386,567
HTM securities	888,547
Total	3,998,037
From BBB minus to A plus
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	236,311	[1]
AFS debt securities	876,482
HTM securities	52,188
Total	1,164,981
Below BBB minus
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	9,694	[1]
AFS debt securities	68,506
HTM securities	2,234
Total	₩ 80,434

[1]	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated at FVTPL